Revenue and other group-wide disclosures - Revenue by Country (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	SFr 0	SFr 1,551	SFr 0	SFr 4,289
Switzerland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	SFr 0	SFr 1,551	SFr 0	SFr 4,289